Related Party Transactions - Schedule Of Balances Due To And From Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Luna Pool Agency Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	$ 5,923	$ 11,853
Ocean Yield Malta Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	$ (58,087)	$ (61,448)